Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Trading Symbol	STXB
Entity Registrant Name	Spirit of Texas Bancshares, Inc.
Entity Central Index Key	0001499453
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	false
Entity Extended Transition Period	false